UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAISE™ Core Tactical Fund

Class I (KRCTX)

Altrius Enhanced Income Fund

Class I (KEUIX)

MarketGrader 100 Enhanced Fund

(Formerly MarketGrader 100 Enhanced Index Fund)

Class I (KHMIX)

ANNUAL REPORT

DECEMBER 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds by contacting the Funds at 1-844-524-9366 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at 1-844-524-9366 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Kaizen Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	3
Schedules of Investments	6
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	42
Supplemental Information	43
Expense Examples	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

Dear Shareholders,

The RAISE™ Core Tactical Fund Class I shares (KRCTX) had returned -7.39% YTD, -7.39% for 1 Year and -9.09% annualized since inception on 8/3/2015 compared to the S&P 500 Index that returned -4.38% YTD, -4.38% 1 Year and 7.58% annualized since inception, for the fiscal year ending 12/31/2018.

The RAISE™ Core Tactical Fund’s investment objective is to seek long-term capital growth by using a tactical asset allocation model that will invest in U.S. equities market during sustained rallies and to invest in U.S. treasury securities and cash during weak equity market conditions.

The RAISE™ Core Tactical Fund declined 7.39% for the year ending 12/31/2018. During that same period, the S&P 500 Index declined 4.38%. For the period ending 12/31/2017, the combination of both funds (Kaizen Hedged Premium Spreads Fund was changed to the RAISE™ Core Tactical Fund on 11/10/2017) returned 1 Yr -0.51%, 2 Yr 1.31% annualized and since inception -9.79% annualized compared to the S&P 500 Index that returned 21.83% 1 Yr, 2 Yr 16.79% annualized and 12.97% annualized since inception. The overall performance in calendar 2018 was due to the tactical nature of the fund. The allocation from equities to treasuries and back to equities based on our technical signals hurt performance relative to the S&P500 total return for the year.

The MarketGrader 100 Enhanced Fund Class I shares (KHMIX) shares declined -28.33%, for the year ending 12/31/2018, 0.25% annualized since Inception on 12/31/2015. In comparison, the S&P 500 Total Return declined -4.38% in 2018 and 9.26% annualized since inception. While the Russell 3000 Index declined -5.24% in 2018 and 8.97% annualized since inception.

The Altrius Enhanced Income Fund Class I shares (KEUIX) shares declined -2.25% for the year ending 12/31/2018 and since inception on 12/31/2015, 4.31% annualized. In comparison, the Bloomberg Barclay Aggregate Bond Index advanced 0.01% and since inception 2.06% annualized. The fund has underperformed its benchmark during 2018 due primarily to investments in lower quality corporate issues declining during the 4th quarter along with the put writing component of the fund and forced redemptions of over $20 million. The SEC 30-day yield net of expenses (subsidized) is 6.91% and the unsubsidized is 6.69% as of December 31, 2018.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

OUTLOOK

RAISE™ Core Tactical Fund (KRCTX)

Given the technically driven investment process, having an outlook does not find its way into our investment process. We subscribe to the notion that the collective wisdom of the markets is superior to any individual outlook.

MarketGrader 100 Enhanced Fund (KHMIX)

We will continue to follow the MarketGrader 100 Dynamic Risk Overlay Index with our next rebalance scheduled for February and our hedging signals are off for now, but always monitoring the volatility environment as measured by the VIX Index.

1745 S. Naperville Rd, Suite 103

Wheaton, IL 60189

630.949.2070

Altrius Enhanced Income Fund (KEUIX)

While our base case five year expected returns for high yield bonds are several percentage points above that of core bonds, they do carry more credit risk than core bonds. Therefore, we assume they have more downside in the event of a recession or other macro shock (providing it’s not an inflationary shock, which would likely be worse for core bonds as high yield issues are generally not as interest rate sensitive).

Thank you for your confidence and support. It is a privilege to serve you.

Respectfully,

Thomas R. Young

President

Important Disclosures:

The views were those of the Fund Managers as of the date this is written, and may not reflect their views on the date this material is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund as of the date of this material. All current and future holdings are subject to risk and to change.

Subsidized 30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell 3000 Index is a market capitalization weighted equity index that encompasses the 3,000 largest U.S.-traded stocks. One cannot invest directly in an index.

An investment in the Funds is subject to risk, including the possible loss of principal.

An investment in the RAISE™ Core Tactical Fund is subject to risk, including, but are not limited to the following: Fixed income securities and interest rate risk. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities. There are limitations inherent in every quantitative model such as performing differently from the market as whole or from their expected performance.

The MarketGrader 100 Enhanced Fund’s risks include, but are not limited to, the following: The Fund invests in small and medium size companies, derivatives instruments involve inherent leverage, which may magnify the Fund’s gains or losses. Risks of futures contracts, hedging transactions and liquidity risks, also, exist.

The Altrius Enhanced Income Fund’s risks include, but are not limited to, the following: High yield bonds are debt securities rated below investment grade (“junk bonds”) and convertible securities. Prices of foreign securities may be more volatile than the prices of securities of U.S, derivatives instruments involve inherent leverage, purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk and liquidity risk.

1745 S. Naperville Rd, Suite 103

Wheaton, IL 60189

630.949.2070

RAISE™ Core Tactical Fund

FUND PERFORMANCE at December 31, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2018	1 Year	Since Inception	Inception Date
RAISE™ Core Tactical Fund – Class I	-7.39%	-9.09%	08/03/15
S&P 500 Index	-4.38%	7.58%	08/03/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 1.68% and 1.32%, respectively, which were the amounts stated in the current prospectus dated May 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.30% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Effective February 1, 2018, the Fund no longer charges redemption fee.

Altrius Enhanced Income Fund

FUND PERFORMANCE at December 31, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Bloomberg Barclays Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Aggregate Bond Index which used to be called the “Lehman Aggregate Bond Index,” is a broad based index, maintained by Bloomberg Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in the United States. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2018	1 Year	Since Inception	Inception Date
Altrius Enhanced Income Fund – Class I	-2.25%	4.31%	12/31/15
Bloomberg Barclays Aggregate Bond Index	0.01%	2.06%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 1.96% and 1.63%, respectively, which were the amounts stated in the current prospectus dated May 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Effective February 1, 2018, the Fund no longer charges redemption fee.

MarketGrader 100 Enhanced Fund

FUND PERFORMANCE at December 31, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index, the Kaizen MarketGrader 100 Dynamic Risk Overlay Index and the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. The Kaizen MarketGrader 100 Dynamic Risk Overlay Index is a separate, proprietary index that reflects the use of CBOE Volatility Index® (VIX) futures contracts to hedge portfolios during bear market periods while minimizing hedging expenses during rising markets. The Russell 3000 Index is a market capitalization weighted equity index that encompasses the 3,000 largest U.S.-traded stocks. These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2018	1 Year	Since Inception	Inception Date
MarketGrader 100 Enhanced Fund – Class I	-28.23%	0.25%	12/31/15
S&P 500 Index	-4.38%	9.26%	12/31/15
Russell 3000 Index	-5.24%	8.97%	12/31/15
Kaizen MarketGrader 100 Dynamic Risk Overlay Index	-30.07%	-3.15%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 1.63% and 1.53%, respectively, which were the amounts stated in the current prospectus dated May 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Effective February 1, 2018, the Fund no longer charges redemption fee.

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

Number of Shares		Value
	EXCHANGE-TRADED FUNDS - 98.0%
707,000	iShares 7-10 Year Treasury Bond ETF	$73,669,400
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $73,676,824)	73,669,400

	TOTAL INVESTMENTS — 98.0%
	(Cost $73,676,824)	73,669,400

	Other Assets in Excess of Liabilities — 2.0%	1,480,632
	TOTAL NET ASSETS — 100.0%	$75,150,032

ETF-	Exchange-Traded Fund

See accompanying Notes to Financial Statements.

RAISE™ Core Tactical Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	98.0%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS – 99.5%
	COMMUNICATIONS – 8.4%
$800,000	Altice Financing S.A. 6.625%, 02/15/2023[1,2,3]	$768,000
363,000	AMC Networks, Inc. 4.750%, 12/15/2022[1]	354,832
231,000	Cablevision Systems Corp. 8.000%, 04/15/2020	233,888
200,000	5.875%, 09/15/2022	196,500
700,000	CenturyLink, Inc. 6.750%, 12/01/2023	674,625
400,000	DISH DBS Corp. 6.750%, 06/01/2021	395,880
400,000	5.875%, 07/15/2022	368,000
400,000	Frontier Communications Corp. 8.500%, 04/15/2020	354,000
60,000	Netflix, Inc. 5.375%, 02/01/2021	60,750
400,000	5.500%, 02/15/2022	403,500
318,000	Sprint Capital Corp. 6.900%, 05/01/2019	319,590
228,000	Sprint Corp. 7.250%, 09/15/2021	233,358
112,000	Univision Communications, Inc. 6.750%, 09/15/2022[1,3]	111,440
350,000	Windstream Services LLC 7.750%, 10/15/2020[1]	220,500
		4,694,863
	CONSUMER DISCRETIONARY – 32.4%
362,000	ADT Corp. 6.250%, 10/15/2021	366,978
345,000	Air Canada 7.750%, 04/15/2021[2]	364,751
600,000	AMC Entertainment Holdings, Inc. 5.875%, 02/15/2022[1]	582,000
491,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[1]	486,090
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 04/01/2023[1]	675,500
800,000	Bed Bath & Beyond, Inc. 3.749%, 08/01/2024[1]	657,846
830,000	Block Financial LLC 5.500%, 11/01/20221	853,437
600,000	Conn’s, Inc. 7.250%, 07/15/2022[1]	579,000

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019	$41,250
800,000	GameStop Corp. 5.500%, 10/01/2019[1,3]	796,000
800,000	6.750%, 03/15/2021[1]	798,000
366,000	Gap, Inc. 5.950%, 04/12/2021[1]	373,722
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 07/15/2022[1]	567,000
40,000	Goodyear Tire & Rubber Co. 8.750%, 08/15/2020	42,400
350,000	5.125%, 11/15/2023[1]	343,000
800,000	Griffon Corp. 5.250%, 03/01/2022[1]	724,000
160,000	Hertz Corp. 5.875%, 10/15/2020[1]	155,200
443,000	7.375%, 01/15/2021[1]	430,817
30,000	International Game Technology 5.500%, 06/15/2020	30,225
24,000	JC Penney Corp., Inc. 8.125%, 10/01/2019	22,200
311,000	5.650%, 06/01/2020	231,695
362,000	KB Home 8.000%, 03/15/2020	373,765
700,000	L Brands, Inc. 5.625%, 10/15/2023	686,875
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[1,3]	616,500
1,000,000	Mattel, Inc. 2.350%, 08/15/2021[1]	885,000
340,000	Men’s Wearhouse, Inc. 7.000%, 07/01/2022[1]	341,700
80,000	MGM Resorts International 6.750%, 10/01/2020	82,200
350,000	Penske Automotive Group, Inc. 5.750%, 10/01/2022[1]	349,125
250,000	5.375%, 12/01/2024[1]	234,063
600,000	Quad/Graphics, Inc. 7.000%, 05/01/2022	570,000
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1]	582,000
313,000	RR Donnelley & Sons Co. 7.625%, 06/15/2020	317,695

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$169,000	7.875%, 03/15/2021	$169,000
191,000	8.875%, 04/15/2021	200,073
400,000	Scientific Games International, Inc. 6.625%, 05/15/2021[1]	379,000
600,000	Service Master Co. LLC 5.125%, 11/15/2024[1,3]	567,000
700,000	Signet UK Finance PLC 4.700%, 06/15/2024[1,2]	619,500
675,000	Sonic Automotive, Inc. 5.000%, 05/15/2023[1]	612,562
700,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1]	675,500
400,000	Toys R Us, Inc. 7.375%, 08/15/2019*,4	11,000
605,000	Vista Outdoor, Inc. 5.875%, 10/01/2023[1]	550,550
205,000	Yum! Brands, Inc. 3.750%, 11/01/2021[1]	199,875
		18,144,094
	CONSUMER STAPLES – 8.0%
300,000	Alliance One International, Inc. 9.875%, 07/15/2021[1]	227,250
202,000	Avon Products, Inc. 7.000%, 03/15/2023	171,195
700,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1]	698,250
1,600,000	Dean Foods Co. 6.500%, 03/15/2023[1,3]	1,280,000
700,000	Ingles Markets, Inc. 5.750%, 06/15/2023[1]	691,250
600,000	Revlon Consumer Products Corp. 5.750%, 02/15/2021[1]	451,500
600,000	Safeway, Inc. 4.750%, 12/01/2021	546,000
439,000	TreeHouse Foods, Inc. 4.875%, 03/15/2022[1]	431,317
		4,496,762
	ENERGY – 12.5%
700,000	Antero Resources Corp. 5.375%, 11/01/2021[1]	675,500
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 01/15/2022[1]	226,100

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	Carrizo Oil & Gas, Inc. 6.250%, 04/15/2023[1]	$231,250
619,000	CONSOL Energy, Inc. 5.875%, 04/15/2022[1]	594,240
500,000	Denbury Resources, Inc. 6.375%, 08/15/2021[1]	363,750
800,000	Ensco PLC 8.000%, 01/31/2024[1,2]	656,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[1]	275,520
600,000	Halcon Resources Corp. 6.750%, 02/15/2025[1]	438,000
223,000	Laredo Petroleum, Inc. 5.625%, 01/15/2022[1]	200,143
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 02/15/2021[1]	475,000
351,000	NuStar Logistics LP 6.750%, 02/01/2021	353,632
320,000	Oasis Petroleum, Inc. 6.875%, 01/15/2023[1]	295,600
600,000	PHI, Inc. 5.250%, 03/15/2019[1]	411,000
400,000	Resolute Energy Corp. 8.500%, 05/01/2020[1]	394,000
600,000	SESI LLC 7.125%, 12/15/2021[1]	510,000
300,000	Southwestern Energy Co. 5.300%, 01/23/2020[1]	298,500
640,000	Transocean, Inc. 6.500%, 11/15/2020[2]	630,400
		7,028,635
	FINANCIALS – 10.8%
300,000	Alliance Data Systems Corp. 5.375%, 08/01/2022[1,3]	292,500
490,000	CBL & Associates LP 5.250%, 12/01/2023[1]	388,325
72,000	CoreCivic, Inc. 4.125%, 04/01/2020[1]	70,380
591,000	5.000%, 10/15/2022[1]	565,882
500,000	Credit Acceptance Corp. 6.125%, 02/15/2021[1]	498,750

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	7.375%, 03/15/2023[1]	$204,000
575,000	Fly Leasing Ltd. 5.250%, 10/15/2024[1,2]	518,937
666,000	Genworth Holdings, Inc. 7.700%, 06/15/2020	672,660
800,000	GEO Group, Inc. 5.875%, 10/15/2024[1]	706,000
565,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 08/01/2020[1]	564,294
135,000	6.250%, 02/01/2022[1]	133,313
74,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 06/01/2022[1]	72,520
366,000	Navient Corp. 8.000%, 03/25/2020	371,893
290,000	7.250%, 01/25/2022	279,850
700,000	Oppenheimer Holdings, Inc. 6.750%, 07/01/2022[1]	693,000
		6,032,304
	HEALTH CARE – 7.5%
300,000	Acadia Healthcare Co., Inc. 5.125%, 07/01/2022[1]	286,500
100,000	5.625%, 02/15/2023[1]	94,750
60,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019[1]	57,000
572,000	7.125%, 07/15/2020[1]	480,480
800,000	Owens & Minor, Inc. 3.875%, 09/15/2021	592,000
700,000	Select Medical Corp. 6.375%, 06/01/2021[1]	698,250
570,000	Tenet Healthcare Corp. 6.750%, 02/01/2020	569,288
1,500,000	Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021[2]	1,421,194
		4,199,462
	INDUSTRIALS – 3.3%
700,000	Bombardier, Inc. 5.750%, 03/15/2022[2,3]	652,750
630,000	Herc Rentals, Inc. 7.500%, 06/01/2022[1,3]	653,625
600,000	Triumph Group, Inc. 4.875%, 04/01/2021[1]	538,500

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$25,000	5.250%, 06/01/20221	$21,750
		1,866,625
	MATERIALS – 10.8%
800,000	AK Steel Corp. 7.625%, 10/01/2021[1]	722,000
700,000	Allegheny Technologies, Inc. 5.950%, 01/15/2021[1]	686,000
321,000	AngloGold Ashanti Holdings PLC 5.375%, 04/15/2020[2]	324,053
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[1]	440,000
500,000	Cemex S.A.B. de C.V. 6.125%, 05/05/2025[1,2,3]	487,610
700,000	Chemours Co. 6.625%, 05/15/2023[1]	707,000
1,000,000	Coeur Mining, Inc. 5.875%, 06/01/2024[1]	880,000
600,000	First Quantum Minerals Ltd. 7.250%, 04/01/2023[1,2]	528,000
439,000	Hecla Mining Co. 6.875%, 05/01/2021[1]	430,220
400,000	Hexion, Inc. 6.625%, 04/15/2020[1]	319,000
600,000	U.S. Concrete, Inc. 6.375%, 06/01/2024[1]	552,000
		6,075,883
	TECHNOLOGY – 4.0%
700,000	Diebold Nixdorf, Inc. 8.500%, 04/15/2024[1]	420,000
700,000	Infor US, Inc. 6.500%, 05/15/2022[1]	677,005
540,000	NCR Corp. 4.625%, 02/15/2021[1]	526,500
700,000	Pitney Bowes, Inc. 4.950%, 04/01/2023[1]	617,750
		2,241,255
	UTILITIES – 1.8%
35,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 05/01/2021[1]	28,700
165,000	6.750%, 01/15/2022[1]	134,475
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 06/15/2020[1]	214,500

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$700,000	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.500%, 06/01/2024[1]	$651,000
		1,028,675
	TOTAL CORPORATE BONDS
	(Cost $60,469,035)	55,808,558
	SHORT-TERM INVESTMENTS – 0.5%
294,878	UMB Money Market Fiduciary, 0.250%[5]	294,878
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $294,878)	294,878
	TOTAL INVESTMENTS — 100.0%
	(Cost $60,763,913)	56,103,436
	Liabilities in Excess of Other Assets — (0.0)%	(6,998)
	TOTAL NET ASSETS — 100.0%	$56,096,438

LP – Limited Partnership

PLC – Public Limited Company

*	Non-Income producing security.

[1]	Callable.

[2]	Foreign security denominated in U.S. Dollars.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,225,425 which represents 11.1% of Net Assets.

[4]	Security is in default.

[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Consumer Discretionary	32.4%
Energy	12.5%
Materials	10.8%
Financials	10.8%
Communications	8.4%
Consumer Staples	8.0%
Health Care	7.5%
Technology	4.0%
Industrials	3.3%
Utilities	1.8%
Total Corporate Bonds	99.5%
Short-Term Investments	0.5%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018

Number of Shares		Value
	COMMON STOCKS – 99.3%
	COMMUNICATIONS – 3.5%
461	Booking Holdings, Inc.*	$794,036
23,543	Comcast Corp. - Class A	801,639
37,748	Interpublic Group of Cos., Inc.	778,741
		2,374,416
	CONSUMER DISCRETIONARY – 11.7%
48,799	American Axle & Manufacturing Holdings, Inc.*	541,669
37,481	BMC Stock Holdings, Inc.*	580,206
14,345	Deluxe Corp.	551,422
13,489	KAR Auction Services, Inc.	643,695
21,790	Nutrisystem, Inc.	956,145
325	NVR, Inc.*	792,022
13,792	Patrick Industries, Inc.*	408,381
22,513	Steven Madden Ltd.	681,244
10,503	Tractor Supply Co.	876,370
2,855	Vail Resorts, Inc.	601,891
40,967	William Lyon Homes - Class A*	437,937
24,440	Yum China Holdings, Inc.	819,473
		7,890,455
	CONSUMER STAPLES – 1.1%
3,737	Costco Wholesale Corp.	761,264

	ENERGY – 6.4%
6,189	Concho Resources, Inc.*	636,168
7,497	Diamondback Energy, Inc.	694,972
42,395	Liberty Oilfield Services, Inc. - Class A	549,015
27,623	Matador Resources Co.*	428,985
35,961	Shell Midstream Partners LP	590,120
26,125	TC PipeLines LP	839,135
7,632	Valero Energy Corp.	572,171
		4,310,566
	FINANCIALS – 27.0%
18,049	Aflac, Inc.	822,312
3,537	Alliance Data Systems Corp.	530,833
26,430	Artisan Partners Asset Management, Inc. - Class A	584,367
31,008	Associated Banc-Corp	613,648
24,396	BancorpSouth Bank	637,711
15,760	Bank of NT Butterfield & Son Ltd.[1]	494,076
8,447	BOK Financial Corp.	619,419
29,691	Cadence BanCorp	498,215
19,833	Cathay General Bancorp	665,000
8,456	Comerica, Inc.	580,843
36,643	Federated Investors, Inc. - Class B	972,872

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
19,438	Great Western Bancorp, Inc.	$607,438
18,059	Hamilton Lane, Inc. - Class A	668,183
52,494	Huntington Bancshares, Inc.	625,728
5,889	Jack Henry & Associates, Inc.	745,076
39,196	KeyCorp	579,317
4,164	Mastercard, Inc. - Class A	785,539
20,876	NBT Bancorp, Inc.	722,101
38,627	NMI Holdings, Inc. - Class A*	689,492
45,301	People’s United Financial, Inc.	653,693
12,982	Pinnacle Financial Partners, Inc.	598,470
5,836	PNC Financial Services Group, Inc.	682,287
18,192	Renasant Corp.	549,035
19,461	ServisFirst Bancshares, Inc.	620,222
14,235	TD Ameritrade Holding Corp.	696,946
8,900	Total System Services, Inc.	723,481
28,858	TriState Capital Holdings, Inc. *	561,577
17,029	WSFS Financial Corp.	645,569
		18,173,450
	HEALTH CARE – 7.3%
4,638	Laboratory Corp. of America Holdings*	586,058
22,866	LeMaitre Vascular, Inc.	540,552
7,395	Masimo Corp.*	794,001
14,161	Nektar Therapeutics*	465,472
10,075	Neogen Corp.*	574,275
18,660	Supernus Pharmaceuticals, Inc.*	619,885
25,588	Tivity Health, Inc.*	634,838
6,791	Zimmer Biomet Holdings, Inc.	704,363
		4,919,444
	INDUSTRIALS – 16.3%
15,192	Comfort Systems USA, Inc.	663,587
14,125	Fastenal Co.	738,596
10,513	Fortive Corp.	711,310
13,346	Forward Air Corp.	732,028
15,403	Generac Holdings, Inc.*	765,529
14,590	Greenbrier Cos., Inc.	576,889
12,646	HEICO Corp. - Class A	796,698
12,506	Hexcel Corp.	717,094
3,382	Huntington Ingalls Industries, Inc.	643,629
5,547	IDEX Corp.	700,364
4,835	Norfolk Southern Corp.	723,026
31,611	Schneider National, Inc. - Class B	590,177

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
22,545	Systemax, Inc.	$538,600
11,432	TopBuild Corp. *	514,440
6,854	WABCO Holdings, Inc.*	735,708
9,265	Waste Management, Inc.	824,492
		10,972,167
	MATERIALS – 11.2%
7,287	Celanese Corp.	655,611
19,757	Chemours Co.	557,543
16,914	Encore Wire Corp.	848,745
10,096	FMC Corp.	746,700
61,548	Freeport-McMoRan, Inc.	634,560
16,226	International Paper Co.	654,881
7,513	Packaging Corp. of America	627,035
33,768	Schnitzer Steel Industries, Inc. - Class A	727,700
19,341	Steel Dynamics, Inc.	581,004
22,500	Versum Materials, Inc.	623,700
4,912	WD-40 Co.	900,173
		7,557,652
	TECHNOLOGY – 14.8%
3,472	Adobe, Inc.*	785,505
3,869	Apple, Inc.	610,296
5,458	athenahealth, Inc.*	720,074
16,968	Booz Allen Hamilton Holding Corp.	764,748
1,962	CoStar Group, Inc.*	661,861
4,104	Intuit, Inc.	807,872
13,246	ManTech International Corp. - Class A	692,700
12,958	MAXIMUS, Inc.	843,436
9,605	MKS Instruments, Inc.	620,579
49,426	NIC, Inc.	616,837
3,478	NVIDIA Corp.	464,313
11,649	Paychex, Inc.	758,932
7,744	Texas Instruments, Inc.	731,808
10,029	Veeva Systems, Inc. - Class A*	895,790
		9,974,751
	TOTAL COMMON STOCKS
	(Cost $82,003,384)	66,934,165

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

Value
TOTAL INVESTMENTS – 99.3%
(Cost $82,003,384)	$66,934,165
Other Assets in Excess of Liabilities – 0.7%	503,311
TOTAL NET ASSETS – 100.0%	$67,437,476

LP – Limited Partnership

*	Non-Income producing security.

[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at December 31, 2018	Unrealized Appreciation (Depreciation)
323	CBOE Volatility Index	January 2019	$7,811,120	$7,808,525	$(2,595)
247	CBOE Volatility Index	February 2019	5,771,201	5,501,925	(269,276)

TOTAL FUTURES CONTRACTS			$13,582,321	$13,310,450	$(271,871)

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund

SUMMARY OF INVESTMENTS

As of December 31, 2018

Security Type / Sector	Percent of Total Net Assets
Common Stocks
Financials	27.0%
Industrials	16.3%
Technology	14.8%
Consumer Discretionary	11.7%
Materials	11.2%
Health Care	7.3%
Energy	6.4%
Communications	3.5%
Consumer Staples	1.1%
Total Common Stocks	99.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2018

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Assets:
Investments, at cost	$73,676,824	$60,763,913	$82,003,384
Investments, at value	$73,669,400	$56,103,436	$66,934,165
Cash deposited with broker for open futures contracts	12	-	2,934,935
Receivables:
Investment securities sold	76,004,709	-	1,979,352
Fund shares sold	38,499	25,913	36,950
Dividends and interest	190,806	901,788	218,899
Prepaid expenses	7,706	13,707	22,618
Total assets	149,911,132	57,044,844	72,126,919

Liabilities:
Due to custodian	239,640	363,735	1,850,905
Unrealized depreciation on futures contracts	-	-	271,871
Payables:
Investment securities purchased	73,676,823	-	-
Fund shares redeemed	728,230	468,162	1,891,156
Advisory fees	48,444	44,740	63,157
Shareholder servicing fees (Note 7)	782	7,724	8,881
Fund administration and accounting fees	17,807	19,301	16,003
Auditing fees	15,000	15,002	15,002
Trustees’ deferred compensation (Note 3)	6,273	6,272	6,280
Custody fees	5,696	4,026	7,610
Transfer agent fees and expenses	4,475	5,690	4,273
Legal fees	3,833	1,267	2,158
Chief Compliance Officer fees	1,181	2,188	187
Trustees’ fees and expenses	1,019	1,406	646
Variation margin	-	-	544,350
Accrued other expenses	11,897	8,893	6,964
Total liabilities	74,761,100	948,406	4,689,443

Net Assets	$75,150,032	$56,096,438	$67,437,476

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$157,935,767	$60,729,050	$86,304,698
Total accumulated deficit	(82,785,735)	(4,632,612)	(18,867,222)
Net Assets	$75,150,032	$56,096,438	$67,437,476

Class I Shares:
Shares of beneficial interest issued and outstanding	10,463,730	5,712,015	7,204,707
Net asset value per share	$7.18	$9.82	$9.36

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2018

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Investment Income:
Dividends (net of foreign withholding taxes of $115, $0, and $0, respectively)	$1,415,709	$-	$1,670,262
Interest	7,342	4,383,419	1,028
Total investment income	1,423,051	4,383,419	1,671,290

Expenses:
Advisory fees	702,624	792,450	1,158,272
Legal fees	120,905	24,498	21,498
Fund administration fees	89,639	93,932	112,078
Fund accounting fees	48,363	62,400	42,910
Registration fees	33,000	36,822	37,902
Transfer agent fees and expenses	24,595	28,161	29,852
Custody fees	23,192	13,490	41,152
Shareholder reporting fees	20,407	27,071	28,193
Auditing fees	15,007	15,002	15,002
Trustees’ fees and expenses	14,398	13,813	14,270
Miscellaneous	14,002	10,225	10,252
Chief Compliance Officer fees	7,359	22,965	6,165
Insurance fees	3,196	4,812	5,297
Shareholder servicing fees (Note 7)	275	81,046	111,544
Interest on securities sold short	-	11,375	-
Interest expense	-	2,723	93,959

Total expenses	1,116,962	1,240,785	1,728,346
Advisory fees waived	(149,474)	(140,060)	(48,441)
Fees paid indirectly (Note 3)	(5,999)	(6,013)	(6,470)
Net expenses	961,489	1,094,712	1,673,435
Net investment income (loss)	461,562	3,288,707	(2,145)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,627,680)	166,129	15,872,707
Securities sold short	-	35,598	-
Written options contracts	-	104,097	-
Futures contracts	-	-	(19,700,825)
Net realized gain (loss)	(5,627,680)	305,824	(3,828,118)
Net change in unrealized appreciation/depreciation on:
Investments	(533,888)	(4,701,675)	(28,951,841)
Securities sold short	-	83,937	-
Written options contracts	-	(113,359)	-
Futures contracts	-	-	(271,871)
Net change in unrealized appreciation/depreciation	(533,888)	(4,731,097)	(29,223,712)
Net realized and unrealized loss	(6,161,568)	(4,425,273)	(33,051,830)

Net Decrease in Net Assets from Operations	$(5,700,006)	$(1,136,566)	$(33,053,975)

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$461,562	$(304,367)
Net realized loss on investments, securities sold short, futures contracts, purchased options contracts and written options contracts	(5,627,680)	(428,398)
Net change in unrealized appreciation/depreciation on investments, futures contracts,purchased options contracts and written options contracts	(533,888)	658,678
Net decrease in net assets resulting from operations	(5,700,006)	(74,087)

Distributions to Shareholders:
Distributions[1]:
Class I	(458,896)	-
Total	(458,896)	-

Capital Transactions:
Net proceeds from shares sold:
Class I	91,539,736	13,899,573
Reinvestment of distributions:
Class I	458,839	-
Cost of shares redeemed:
Class I2	(44,433,910)	(43,895,738)
Net increase (decrease) in net assets from capital transactions	47,564,665	(29,996,165)

Total increase (decrease) in net assets	41,405,763	(30,070,252)

Net Assets:
Beginning of period	33,744,269	63,814,521
End of period[3]	$75,150,032	$33,744,269

Capital Share Transactions:
Shares sold:
Class I	11,748,533	1,783,355
Shares reinvested:
Class I	64,444	-
Shares redeemed:
Class I	(5,676,092)	(5,596,167)
Net increase (decrease) in capital share transactions	6,136,885	(3,812,812)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $6,215 and $4,861, respectively.

[3]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended December 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$3,288,707	$2,254,185
Net realized gain on investments, securities sold short and written options contracts	305,824	958,641
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	(4,731,097)	(570,495)
Net increase (decrease) in net assets resulting from operations	(1,136,566)	2,642,331

Distributions to Shareholders:
Distributions[1]:
Class I	(3,828,337)
Total	(3,828,337)
From net investment income:
Class I		(2,253,896)
From net realized gain:
Class I		(579,920)
Total		(2,833,816)

Capital Transactions:
Net proceeds from shares sold:
Class I	35,176,522	39,316,086
Reinvestment of distributions:
Class I	3,828,337	2,833,804
Cost of shares redeemed:
Class I2	(44,764,524)	(15,149,167)
Net increase (decrease) in net assets from capital transactions	(5,759,665)	27,000,723

Total increase (decrease) in net assets	(10,724,568)	26,809,238

Net Assets:
Beginning of period	66,821,006	40,011,768
End of period[3]	$56,096,438	$66,821,006

Capital Share Transactions:
Shares sold:
Class I	3,330,473	3,662,734
Shares reinvested:
Class I	369,221	264,909
Shares redeemed:
Class I	(4,278,783)	(1,412,712)
Net increase (decrease) in capital share transactions	(579,089)	2,514,931

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $1,786 and $10,512, respectively.

[3]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended December 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(2,145)	$(202,765)
Net realized gain (loss) on investments and futures contracts	(3,828,118)	7,685,845
Net change in unrealized appreciation/depreciation on investments and futures contracts	(29,223,712)	10,267,165
Net increase (decrease) in net assets resulting from operations	(33,053,975)	17,750,245

Distributions to Shareholders:
Distributions[1]:
Class I	(42,960)
Total	(42,960)
From net capital gain:
Class I		(5,904,926)
Total distributions to shareholders		(5,904,926)

Capital Transactions:
Net proceeds from shares sold:
Class I	53,257,217	73,102,397
Reinvestment of distributions:
Class I	42,959	5,904,926
Cost of shares redeemed:
Class I [2]	(70,823,229)	(18,673,167)
Net increase (decrease) in net assets from capital transactions	(17,523,053)	60,334,156

Total increase (decrease) in net assets	(50,619,988)	72,179,475

Net Assets:
Beginning of period	118,057,464	45,877,989
End of period [3]	$67,437,476	$118,057,464

Capital Share Transactions:
Shares sold:
Class I	4,629,968	5,948,895
Shares reinvested:
Class I	4,580	449,044
Shares redeemed:
Class I	(6,476,995)	(1,509,206)
Net increase (decrease) in capital share transactions	(1,842,447)	4,888,733

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]	Net of redemption fee proceeds of $6,937 and $14,811, respectively.

[3]	End of year net assets includes accumulated undistributed net investment income of $0 for the year ended December 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
	For the Year Ended December 31,			August 3, 2015*
				through
	2018	2017	2016	December 31, 2015
Net asset value, beginning of period	$7.80	$7.84	$7.59	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.05)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	(0.63)	0.01	0.35	(2.35)
Total from investment operations	(0.58)	(0.04)	0.25	(2.41)

Less Distributions:
From net investment income	(0.04)	-	-	-
Total distributions	(0.04)	-	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.18	$7.80	$7.84	$7.59

Total return[3]	(7.39)%	(0.51)%	3.16%	(24.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,150	$33,744	$63,815	$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.51%[6]	1.80%[6]	1.72%[6]	1.85%[5,6]
After fees waived, expenses absorbed and fees paid indirectly	1.30%[6]	1.49%[6,7]	1.62%[6]	1.85%[5,6]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	0.41%	(0.99)%	(1.40)%	(1.76)%[5]
After fees waived, expenses absorbed and fees paid indirectly	0.62%	(0.68)%	(1.30)%	(1.76)%[5]

Portfolio turnover rate	277%	83%	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended December 31, 2018. For the year ended December 31, 2017, the ratios would have been lowered by 0.01%. For the prior periods ended December 31, 2016 and 2015, the ratios would have remained unchanged.
[7]	Effective November 10, 2017, the Fund’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.30% of average daily net assets of the Fund. Prior to November 10, 2017, the annual operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,

	2018	2017	2016
Net asset value, beginning of period	$10.62	$10.60	$10.00
Income from Investment Operations:
Net investment income[1]	0.48	0.44	0.43
Net realized and unrealized gain (loss)	(0.71)	0.10	0.57
Total from investment operations	(0.23)	0.54	1.00

Less Distributions:
From net investment income	(0.48)	(0.43)	(0.37)
From net realized gain	(0.09)	(0.09)	(0.05)
Total distributions	(0.57)	(0.52)	(0.42)

Redemption fee proceeds[1]	- [2]	- [2]	0.02

Net asset value, end of period	$9.82	$10.62	$10.60

Total return[3]	(2.25%)	5.20%	10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,096	$66,821	$40,012

Ratio of expenses to average net assets (including interest expense and interest on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	1.72%[4]	1.96%[4]	3.09%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.52%[4]	1.63%[4]	1.53%[4]
Ratio of net investment income to average net assets (including interest expense and interest on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	4.36%	3.75%	2.48%
After fees waived, expenses absorbed and fees paid indirectly	4.56%	4.08%	4.04%

Portfolio turnover rate	39%	25%	21%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2018. For the prior years ended December 31, 2017 and 2016, the ratios would have been lowered by 0.13% and 0.03%, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,

	2018	2017	2016
Net asset value, beginning of period	$13.05	$11.03	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(3.68)	2.74	1.30
Total from investment operations	(3.68)	2.71	1.27

Less Distributions:
From net realized gain	(0.01)	(0.69)	(0.25)
Total distributions	(0.01)	(0.69)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	0.01

Net asset value, end of period	$9.36	$13.05	$11.03

Total return[3]	(28.23)%	24.52%	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,437	$118,057	$45,878

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.64%[4]	1.60%[4]	2.62%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.59%[4]	1.50%[4]	1.51%[4]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	(0.05)%	(0.36)%	(1.37)%
After fees waived, expenses absorbed and fees paid indirectly	(0.00)%	(0.26)%	(0.26)%

Portfolio turnover rate	195%	142%	105%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.09% for the year ended December 31, 2018. For the year ended December 31, 2017, the ratios would have remained unchanged. For the year ended December 31, 2016, the ratios would have been lowered by 0.01%.

See accompanying Notes to Financial Statements.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

Note 1 – Organization

RAISE™ Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund (formerly known as MarketGrader 100 Enhanced Index Fund) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The RAISE™ Core Tactical Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Fund’s primary investment objective is to seek capital appreciation. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the RAISE™ Core Tactical Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the RAISE™ Core Tactical Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

The performance of the RAISE™ Core Tactical Fund may be directly affected by the performance of the iShares Barclays 7-10 Year Treasury Bond Fund ETF. The Trust seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years. The financial statements of the iShares Barclays 7-10 Year Treasury Bond Fund ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the portfolio’s financial statements. As of December 31, 2018, the percentage of net assets invested in the iShares Barclays 7-10 Year Treasury Bond Fund ETF was 98.0%.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

(e) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
RAISE™ Core Tactical Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2015 - 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor on the average daily net assets of the Funds. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. This agreement is in effect until April 30, 2019 for the Funds. It may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Annual Investment Advisory Fees	Total Limit on Annual Operating Expenses Class I Shares†
RAISETM Core Tactical Fund	0.95%	1.30%
Altrius Enhanced Income Fund	1.10%	1.50%
MarketGrader 100 Enhanced Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius” or “Sub-Advisor”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisor from its advisory fees.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

For the year ended December 31, 2018, the Advisor waived advisory fees totaling $149,474, $140,060 and $48,441 for the RAISE™ Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund, respectively. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
2019	$102,973	$258,736	$274,302
2020	131,786	178,172	74,905
2021	149,474	140,060	48,441
Total	$384,233	$576,968	$397,648

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2018 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2018, are reported on the Statements of Operations.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

Note 4- Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Cost of investments	$73,676,824	$60,763,913	$82,028,858

Gross unrealized appreciation	$16	$134,511	$1,830,701
Gross unrealized depreciation	(7,440)	(4,794,988)	(16,925,394)
Net unrealized depreciation on investments	$(7,424)	$(4,660,477)	$(15,094,693)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
RAISETM Core Tactical Fund	$1,500	$(1,500)
Altrius Enhanced Income Fund	536	(536)
MarketGrader 100 Enhanced Fund	(281,719)	281,719

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Undistributed ordinary income	$975	$-	$-
Undistributed long-term capital gains	-	36,288	-
Accumulated earnings	975	36,288	-

Accumulated capital and other losses	(82,779,286)	(8,423)	(3,772,529)
Unrealized depreciation on investments	(7,424)	(4,660,477)	(15,094,693)
Total accumulated deficit	$(82,785,735)	$(4,632,612)	$(18,867,222)

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

The tax character of distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

	RAISETM Core Tactical Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Fund
Distribution paid from:	2018	2017	2018	2017	2018	2017
Ordinary income	$459,896	$-	$3,477,399	$2,656,173	$42,960	$5,904,926
Net long-term capital gains	-	-	350,938	177,643	-	-
Total taxable distributions	$459,896	$-	$3,828,337	$2,833,816	$42,960	$5,904,926

At December 31, 2018, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
RAISETM Core Tactical Fund	$40,020,668	$42,758,618	$82,779,286
Altrius Enhanced Income Fund	-	-	-
MarketGrader 100 Enhanced Fund	-	3,772,529	3,772,529

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of December 31, 2018, the Funds had Post-October capital losses, which are deferred until January 1, 2019 for tax purposes:

Fund	Total
RAISE™ Core Tactical Fund	$-
Altrius Enhanced Income Fund	8,423
MarketGrader 100 Enhanced Fund	-

Note 5 – Redemption Fee

Effective February 1, 2018, the Funds no longer charge redemption fees. For the years ended December 31, 2018 and December 31, 2017, the RAISE™ Core Tactical Fund received $6,215 and $4,861, respectively, in redemption fees. For the years ended December 31, 2018 and December 31, 2017, the Altrius Enhanced Income Fund received $1,786 and $10,512, respectively, in redemption fees. For the years ended December 31, 2018 and December 31, 2017, the MarketGrader 100 Enhanced Fund received $6,937 and $14,811, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended December 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
RAISETM Core Tactical Fund	$240,201,399	$194,544,284	$-	$-
Altrius Enhanced Income Fund	26,172,311	29,605,285	1,517,906	3,924,426
MarketGrader 100 Enhanced Fund	203,811,721	241,094,058	-	-

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2018, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Funds’ assets carried at fair value:

RAISE™ Core Tactical Fund	Level 1	Level 2*	Level 3**	Total
Investments
Exchange-Traded Funds	$73,669,400	$-	$-	$73,669,400
Total Investments	$73,669,400	$-	$-	$73,669,400

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds	$-	$55,808,558	$-	$55,808,558
Short-Term Investments	294,878	-	-	294,878
Total Investments	$294,878	$55,808,558	$-	$56,103,436

MarketGrader 100 Enhanced Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$66,934,165	$-	$-	$66,934,165
Total Investments	$66,934,165	$-	$-	$66,934,165

Other Financial Instruments[2]
Futures Contracts	$(271,871)	$-	$-	$(271,871)

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Operations are presented in the tables below.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

The effects of derivative instruments on the Statements of Operations for the year ended December 31, 2018 are as follows:

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$104,097
Total	$104,097

MarketGrader 100 Enhanced Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(19,700,825)
Total	$(19,700,825)

Altrius Enhanced Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(113,359)
Total	$(113,359)

MarketGrader 100 Enhanced Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(271,871)
Total	$(271,871)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2018 are as follows:

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Average notional value	$(10,155,430)

MarketGrader 100 Enhanced Fund
Derivatives not designated as hedging instruments
Equity contracts	Long futures contracts	Average notional value	$2,716,464

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2018

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 - Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Kaizen Funds and Board of Trustees

of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RAISE™ Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 1, 2019

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation

For the year ended December 31, 2018, the Altrius Enhanced Income Fund designates $350,938 as a 20.00% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

For the year ended December 31, 2018, 100.00% and 13.00% of dividends to be paid from net investment income, including short-term capital gains (if any), for the RAISE™ Core Tactical Fund and MarketGrader 100 Enhanced Fund, respectively, are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended December 31, 2018, 100.00% and 12.55% of dividends to be paid from net investment income, including short-term capital gains (if any), for the RAISE™ Core Tactical Fund and MarketGrader 100 Enhanced Fund, respectively, are designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (844) 524-9366. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	3	None.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	3	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	3	General Finance Corporation.
John P. Zader[a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014).	3	Investment Managers Series Trust, a registered investment company (includes 67 portfolios).

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since September 2013	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (September 2013 -January 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	3	Investment Managers Series Trust, a registered investment company (includes 67 portfolios).
Officers of the Trust:
Terrance P. Gallagher [a] (born 1958) President	Since September 2013	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary	Since January 2016	Co-Chief Executive Officer (2016 -present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (September 2013 – January 2016). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015). Chief Compliance Officer (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	N/A	N/A

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officer of the Trust:
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since September 2013	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President – Compliance, Morgan Stanley Investment Management (2000 – 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on October 17, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kaizen Advisory, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the Altrius Enhanced Income Fund (the “Altrius Fund”),

●	the MarketGrader 100 Enhanced Fund (the “MarketGrader Fund”), and

●	the RAISE™ Core Tactical Fund (the “RAISE™ Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Altrius Capital Management, Inc. (the “Sub-Advisor”) with respect to the Altrius Fund, for an additional one-year term from when it otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.”

In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders, as applicable.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended July 31, 2018; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Kaizen Advisory, LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Altrius Fund’s total return for the one-year period was higher than the return of the Bloomberg Barclays U.S. Aggregate Bond Index and the median returns of the Peer Group and Nontraditional Bond Fund Universe.

●	The MarketGrader Fund’s total return for the one-year period was below the Kaizen Market Grader 100 Dynamic Risk Index return by 2.57%, the Peer Group median return by 11.39%, the Russell 3000 Index return by 21.01%, and the Mid-Cap Growth Fund Universe median return by 24.55%. The Board considered the Investment Advisor’s belief that the Fund’s underperformance was attributable to a significant short squeeze in VIX futures on February 5, 2018; the fact that at that time, the Fund’s investment objective to track the performance of the MarketGrader 100 Index required the Fund to execute its hedges at the end of each trading day; and as a result, on February 5, 2018, the Fund’s execution of its hedges at the end of the day occurred at a significantly higher price than the prices earlier in the day. The Board noted that the Fund had changed its investment objective and investment strategies in order to give the Fund the flexibility to implement its hedges earlier in the day.

●	The RAISE™ Fund’s total return for the one-year period was above the Peer Group median return and the Tactical Allocation Fund Universe median return, but lower than the S&P 500 Index return by 10.01%. The Board considered the Investment Advisor’s observation that the Fund’s underperformance over the one-year period was explained in part because the period included a period prior to the conversion from the Fund’s former strategy to its new tactical strategy, and that the Fund’s significant cash position also contributed to the Fund’s underperformance compared to the S&P 500 Index.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure.

In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Altrius Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Altrius Fund and oversees the Sub-Advisor with respect to the Altrius Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Altrius Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were sufficient for renewal of the Advisory Agreement.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Altrius Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Nontraditional Bond Fund Universe medians by 0.39% and 0.50%, respectively; and was higher than the medians of a secondary Peer Group (by 0.10%) and Options-based Fund Universe (by 0.30%). The Trustees noted Broadridge’s observation that peer funds from the Options-based Fund Universe tend to utilize option writing to hedge equity positions, rather than generate income like the Fund, but that such peer funds offer some insight into the expenses of funds that utilize option writing. The Trustees also noted that the advisory fee of the fund considered by the Investment Advisor to be the Fund’s closest competitor is significantly higher than the advisory fee of the Fund. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the Fund’s unique and complex strategy, which combines unconstrained investment in bonds with option writing. The Trustees also considered that the Investment Advisor does not manage any other accounts using similar objectives and policies as the Fund, but noted the Investment Advisor’s assertion that if it did manage other accounts with similar objectives and policies as the Fund, the combined advisory and sub-advisory fee would be higher than the Fund’s advisory fee. The Trustees noted that the Fund’s advisory fee was in the same range as the advisory fees paid by other series of the Trust managed by the Investment Advisor.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.43% and 0.74%, respectively; but were below the median of the secondary Peer Group and above the median of the Options-based Fund Universe by 0.44%. The Trustees considered that the annual total expenses of the Fund were likely above those of the primary Peer Group funds as a result of the Fund’s higher investment advisory fee. The Trustees also noted that some of the funds in the Peer Group have other classes and are part of larger fund complexes, and therefore could have lower expenses or support lower expense caps.

●	The MarketGrader Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Mid-Cap Growth Fund Universe medians by 0.20% and 0.35%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given the Fund’s complex strategy, which combines a long equity portfolio with a tactical hedged component using VIX futures. The Trustees also considered that the Fund’s advisory fee was higher than the fee the Investment Advisor charges to sub-advise separately managed accounts using the same strategies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separately managed account clients. The Trustees noted that the Fund’s advisory fee was in the same range as the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.22% and 0.55%, respectively. The Trustees considered that the annual total expenses of the Fund were likely above those of the Peer Group funds as a result of the Fund’s higher investment advisory fee. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The RAISE™ Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median but higher than the Tactical Allocation Fund Universe median by 0.125%. The Trustees considered that the Investment Advisor does not manage any other accounts using the same strategies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median but higher than the Fund Universe median by 0.28%. The Trustees noted, however, that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended July 31, 2018, noting that the Investment Advisor had waived a portion of its advisory fee with respect to each Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationship with each Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Altrius Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Altrius Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the portion of the Altrius Fund it manages, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board also noted that for the one-year period ended July 31, 2018, the Sub-Advisor’s unconstrained bond strategy produced positive returns and had good relative performance compared to the Bloomberg Barclays U.S. Aggregate Bond Index. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Altrius Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Altrius Fund, and noted that the Sub-Advisor does not serve as the advisor for any other registered investment companies, but does provide advisory services for separately managed accounts, some of which may have similar objectives and policies as the Altrius Fund. The Trustees also noted that the sub-advisory fee charged by the Sub-Advisor is the same as or lower than the fee the Sub-Advisor charges to manage separate accounts for institutional clients, and lower than the portfolio management fee schedule that the Sub-Advisor charges to its own private clients. The Board observed that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Altrius Fund.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Altrius Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Altrius Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Altrius Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds, as applicable.

Kaizen Funds
EXPENSE EXAMPLES

For the Six Months Ended December 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RAISE™ Core Tactical Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class I	Actual Performance*	$1,000.00	$914.40	$6.28
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.62

*	Expenses are equal to the Fund’s annualized expense ratios of 1.30% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds
EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2018 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class I	Actual Performance*	$1,000.00	$963.90	$7.46
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.67

*	Expenses are equal to the Fund’s annualized expense ratios of 1.51% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/18	12/31/18	7/1/18 – 12/31/18
Class I	Actual Performance*	$1,000.00	$833.20	$7.16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88

*	Expenses are equal to the Fund’s annualized expense ratios of 1.55% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Kaizen Advisory, LLC

1745 South Naperville Road, Suite 103

Wheaton, Illinois 60189

Sub-Advisor

Altrius Capital Management, Inc.

1323 Commerce Drive
New Bern, North Carolina 28562

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RAISE™ Core Tactical Fund - Class I	KRCTX	46141T 836
Altrius Enhanced Income Fund - Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Fund - Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (844) 524-9366. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (844) 524-9366.

Kaizen Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 524-9366

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-844-524-9366.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader. The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$37,500	$37,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$7,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018	FYE 12/31/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/11/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	3/11/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2019